Management Incentive Plans - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2015	Sep. 30, 2014	Sep. 29, 2015	Sep. 30, 2014	Dec. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 25, 2012	Dec. 27, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense, incentive plan			$ 852,000	$ 304,000	$ 515,000	$ 260,000		$ 301,000
Unrecognized compensation costs related to options					3,298,000
Compensation expense, incentive plan					$ 510,000	$ 260,000		$ 301,000
Non-Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price of common stock	$ 22.01		$ 22.01
Unrecognized compensation costs related to options	$ 1,100,000		$ 1,100,000
Weighted average period, cost expected to be recognized			4 years 7 months 6 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price of common stock	$ 22.01		$ 22.01
Weighted average period, cost expected to be recognized			4 years 8 months 12 days
Unrecognized stock-based compensation expense related to non-vested restricted stock units	$ 1,500,000		$ 1,500,000
2014 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					2,525,275
Incentive plan description			The 2014 Omnibus Incentive Plan will be administered by our board of directors or a committee of our board of directors (the “Administrator”). The Administrator will have the authority to, among other things, interpret the 2014 Omnibus Incentive Plan, determine eligibility for, grant and determine the terms of awards under the 2014 Omnibus Incentive Plan, and to do all things necessary to carry out the purposes of the 2014 Omnibus Incentive Plan. The Administrator’s determinations under the 2014 Omnibus Incentive Plan will be conclusive and binding		The 2014 Omnibus Incentive Plan will be administered by our board of directors or a committee of our board of directors (the "Administrator"). The Administrator will have the authority to, among other things, interpret the 2014 Omnibus Incentive Plan, determine eligibility for, grant and determine the terms of awards under the 2014 Omnibus Incentive Plan, and to do all things necessary to carry out the purposes of the 2014 Omnibus Incentive Plan. The Administrator's determinations under the 2014 Omnibus Incentive Plan will be conclusive and binding.
Unrecognized compensation costs related to options					$ 81,000
Options Granted			218,186		16,667
2014 Omnibus Incentive Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, conversion price					$ 18.00
Share based compensation options, vesting period					3 years
2014 Omnibus Incentive Plan [Member] | Options and Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	2,525,275		2,525,275		2,525,275
2014 Omnibus Incentive Plan [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	2,525,275		2,525,275
Award granted expiry date			Nov. 19, 2024		Nov. 19, 2024
Weighted average period, cost expected to be recognized					35 months
Share based compensation, conversion price					$ 18.00
Options Granted					16,667
Share based compensation grants, weighted average grant date fair value					$ 5.14
2014 Omnibus Incentive Plan [Member] | Options [Member] | General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense, incentive plan	$ 140,000		$ 238,000		$ 5,000
Habit Restaurants LLC Management Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation options, vesting period					5 years	5 years	5 years
Habit Restaurants LLC Management Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, conversion price					$ 100
Habit Restaurants LLC Management Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, conversion price					544
Habit Restaurants LLC Management Incentive Plan [Member] | Class A Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, conversion price					$ 0
Common stock reserved					35,410
Habit Restaurants LLC Management Incentive Plan [Member] | Class C Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period, cost expected to be recognized			2 years 7 months 6 days
Unrecognized compensation costs related to options	2,700,000		$ 2,700,000
Share based compensation, conversion price						$ 145.58		$ 136.14	$ 127.79
Share based compensation options, vesting period					5 years
Share based compensation, conversion price					$ 133.94	$ 110.00
Options Granted					14,574	1,850		2,850
Share based compensation award, expiration term					10 years
Share based compensation grants, weighted average grant date fair value					$ 499.81	$ 122.72		$ 94.39
Share based compensation units converted, total intrinsic value					$ 335,000	$ 184,000
Habit Restaurants LLC Management Incentive Plan [Member] | General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense, incentive plan	$ 304,000	$ 193,000	$ 613,000	$ 202,000